UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:

/s/ George Malikotsis             New York, NY               August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value Total:   $568,708
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    Form 13F File Number          Name

1.  028-11888                     Senvest International L.L.C.
-----------------------           ------------------------------

This filing includes assets under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C. and as an employee of Senvest International LLC, whose proprietary portfolio he manages.


                                                         FORM 13F INFORMATION TABLE

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COLUMN 1                      COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE     SHARED NONE
--------------                ---------------    ------      --------- --------   --- ----  ----------  ----    ----     ------ ----
ADVANCED ENERGY INDS          COM                007973100    8,503       574,886 SH        DEFINED     1          574,886
ADVANTAGE OIL & GAS LTD       COM                00765F101    2,917       367,800 SH        DEFINED     1          367,800
AEGEAN MARINE PETROLEUM NETW  SHS                Y0017S102   14,801     2,087,565 SH        DEFINED     1        2,087,565
ALLOT COMMUNICATIONS LTD      SHS                M0854Q105   18,186       994,288 SH        DEFINED     1          994,288
ALTO PALERMO S A              SPONSORED ADR      02151P107      353        16,031 SH        DEFINED     1           16,031
AMAG PHARMACEUTICALS INC      COM                00163U106    6,844       364,069 SH        DEFINED     1          364,069
AMPAL AMERN ISRAEL CORP       CL A               032015109       11        12,000 SH        DEFINED     1           12,000
ARBOR RLTY TR INC             COM                038923108    2,442       521,767 SH        DEFINED     1          521,767
AUDIOCODES LTD                ORD                M15342104   21,818     3,974,113 SH        DEFINED     1        3,974,113
AUTHENTEC INC                 COM                052660107    4,241     1,536,549 SH        DEFINED     1        1,536,549
AXCELIS TECHNOLOGIES INC      COM                054540109    3,225     1,966,251 SH        DEFINED     1        1,966,251
CARDIOME PHARMA CORP          COM NEW            14159U202    2,067       464,516 SH        DEFINED     1          464,516
CEVA INC                      COM                157210105    3,917       128,609 SH        DEFINED     1          128,609
CRESUD S A C I F Y A          SPONSORED ADR      226406106    2,045       125,912 SH        DEFINED     1          125,912
CUTERA INC                    COM                232109108      225        26,413 SH        DEFINED     1           26,413
DORAL FINL CORP               COM NEW            25811P886   15,636     7,977,468 SH        DEFINED     1        7,977,468
DSP GROUP INC                 COM                23332B106    2,396       275,375 SH        DEFINED     1          275,375
EQUINIX INC                   COM NEW            29444U502   24,871       246,194 SH        DEFINED     1          246,194
FIRST INDUSTRIAL REALTY TRUS  COM                32054K103      122        10,659 SH        DEFINED     1           10,659
GASTAR EXPL LTD               COM NEW            367299203    4,971     1,449,290 SH        DEFINED     1        1,449,290
GENWORTH FINL INC             COM CL A           37247D106   20,769     2,020,311 SH        DEFINED     1        2,020,311
GOOGLE INC                    CL A               38259P508   17,976        35,500 SH        DEFINED     1           35,500
GRAFTECH INTL LTD             COM                384313102      220        10,830 SH        DEFINED     1           10,830
IMMERSION CORP                COM                452521107    8,672     1,016,669 SH        DEFINED     1        1,016,669
INVESCO MORTGAGE CAPITAL INC  COM                46131B100    5,435       257,200 SH        DEFINED     1          257,200
IRSA INVERSIONES Y REP S A    GLOBL DEP RCPT     450047204    6,005       436,376 SH        DEFINED     1          436,376
LATTICE SEMICONDUCTOR CORP    COM                518415104      497        76,300 SH        DEFINED     1           76,300
LDK SOLAR CO LTD              SPONSORED ADR      50183L107      686        93,400 SH        DEFINED     1           93,400
LENNAR CORP                   CL A               526057104      272        15,000 SH        DEFINED     1           15,000
LEXINGTON REALTY TRUST        PFD CONV SER C     529043309      568        12,600 SH        DEFINED     1           12,600
MELLANOX TECHNOLOGIES LTD     SHS                M51363113    4,379       146,883 SH        DEFINED     1          146,883
MEMC ELECTR MATLS INC         COM                552715104    4,446       521,162 SH        DEFINED     1          521,162
MGIC INVT CORP WIS            COM                552848103      738       124,055 SH        DEFINED     1          124,055
MIPS TECHNOLOGIES INC         COM                604567107      604        87,400 SH        DEFINED     1           87,400
MISSION WEST PPTYS INC        COM                605203108      942       107,249 SH        DEFINED     1          107,249
MKS INSTRUMENT INC            COM                55306N104   12,313       466,066 SH        DEFINED     1          466,066
MORGANS HOTEL GROUP CO        COM                61748W108      972       135,233 SH        DEFINED     1          135,233
MOSYS INC                     COM                619718109      254        44,100 SH        DEFINED     1           44,100
NEUROMETRIX INC               COM                641255104        4        10,276 SH        DEFINED     1           10,276
NEWCASTLE INVT CORP           COM                65105M108   24,098     4,169,213 SH        DEFINED     1        4,169,213
NII HLDGS INC                 CL B NEW           62913F201    7,023       165,713 SH        DEFINED     1          165,713
NORTHSTAR RLTY FIN CORP       COM                66704R100      877       217,629 SH        DEFINED     1          217,629
NOVA MEASURING INSTRUMENTS L  COM                M7516K103    7,312       722,485 SH        DEFINED     1          722,485
ONYX PHARMACEUTICALS INC      COM                683399109   13,172       373,153 SH        DEFINED     1          373,153
ORBOTECH LTD                  ORD                M75253100   17,079     1,339,533 SH        DEFINED     1        1,339,533
PALOMAR MED TECHNOLOGIES INC  COM NEW            697529303    2,202       195,242 SH        DEFINED     1          195,242
PC-TEL INC                    COM                69325Q105    1,697       261,822 SH        DEFINED     1          261,822
PENNYMAC MTG INVT TR          COM                70931T103   12,137       732,450 SH        DEFINED     1          732,450
PERICOM SEMICONDUCTOR CORP    COM                713831105       94        10,460 SH        DEFINED     1           10,460
PMI GROUP INC                 NOTE  4.500% 4/ 1  69344MAK7      128       250,000 PRN       DEFINED     1          250,000
QUIKSILVER INC                COM                74838C106   19,206     4,086,326 SH        DEFINED     1        4,086,326
RADIAN GROUP INC              COM                750236101   23,797     5,625,671 SH        DEFINED     1        5,625,671
RADVISION LTD                 ORD                M81869105      770        98,048 SH        DEFINED     1           98,048
RADWARE LTD                   ORD                M81873107   62,093     1,782,223 SH        DEFINED     1        1,782,223
RAIT FINANCIAL TRUST          DEBT  7.000% 4/ 0  749227AA2   19,525    20,000,000 PRN       DEFINED     1       20,000,000
RAIT FINANCIAL TRUST          COM                749227104    4,998     2,380,153 SH        DEFINED     1        2,380,153
RAMTRON INTL CORP             COM NEW            751907304      424       142,231 SH        DEFINED     1          142,231
RESOURCE AMERICA INC          CL A               761195205    1,246       212,336 SH        DEFINED     1          212,336
RESOURCE CAP CORP             COM                76120W302    5,262       832,644 SH        DEFINED     1          832,644
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q     780097754      463        26,532 SH        DEFINED     1           26,532
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T      780097713   39,235     2,088,094 SH        DEFINED     1        2,088,094
SERACARE LIFE SCIENCES INC D  COM                81747T104      705       187,093 SH        DEFINED     1          187,093
STANDARD PAC CORP NEW         COM                85375C101    1,186       354,031 SH        DEFINED     1          354,031
SUPERTEX INC                  COM                868532102   15,843       707,267 SH        DEFINED     1          707,267
SYNERON MEDICAL LTD           ORD SHS            M87245102    5,185       427,425 SH        DEFINED     1          427,425
SYNTROLEUM CORP               COM                871630109       15        10,400 SH        DEFINED     1           10,400
TEVA PHARMACEUTICAL INDS LTD  ADR                881624209    1,000        20,740 SH        DEFINED     1           20,740
TOWER SEMICONDUCTOR LTD       ORD                M87915100      293       250,000 SH        DEFINED     1          250,000
TWO HBRS INVT CORP            COM                90187B101   15,749     1,465,052 SH        DEFINED     1        1,465,052
VICOR CORP                    COM                925815102    3,255       201,291 SH        DEFINED     1          201,291
VODAFONE GROUP PLC NEW        SPONS ADR NEW      92857W209      401        15,000 SH        DEFINED     1           15,000
WILLBROS GROUP INC DEL        COM                969203108    8,743     1,023,782 SH        DEFINED     1        1,023,782
YPF SOCIEDAD ANONIMA          SPON ADR CL D      984245100   28,156       624,997 SH        DEFINED     1          624,997

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